Investments (Details) - Schedule of investments - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Investment in marketable securities [Member]
Current assets:
Beginning balance		$ 3,367	$ 3,826
Fair value through other comprehensive income (loss)		(72)	(459)
Loss of associate
Impairment
Additions
Ending balance		3,295	3,367
Investment in associate [Member]
Current assets:
Beginning balance		2,429	2,611
Fair value through other comprehensive income (loss)
Loss of associate		(142)	(221)
Impairment	[1]	(873)
Additions		39 [2]	39 [3]
Ending balance		$ 1,453	$ 2,429

[1]	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million (December 31, 2021- nil) in the consolidated statements of operations and comprehensive income (loss).
[2]	In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022.
[3]	During the year ended December 31, 2021, the Company received 30,086 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2020 and June 30, 2021. Refer to note 7 for details on convertible notes receivable.